Segment Geographical Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of total revenues classified according to geographical destination
	Six months ended June 30,
	2018	2017
	Unaudited
Israel	$51,043	$43,947
Europe	14,836	12,928
United States	66,313	60,500
Japan	4,830	4,688
Other	2,925	4,177

	$139,947	$126,240